Dividends - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text block [abstract]
Dividend paid or declared	¥ 0	¥ 0	¥ 0